Expected credit loss measurement - Coverage ratios (Detail 1) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets And Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts In Core Loan Portfolio	$ 992,931	$ 501,237	$ 498,921
ECL coverage	0.18%	0.21%	0.21%
Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.12%	0.10%	0.10%
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets And Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts In Core Loan Portfolio	$ 964,532	$ 476,811	$ 474,045
ECL coverage	0.09%	0.06%	0.05%
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets And Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts In Core Loan Portfolio	$ 22,462	$ 21,920	$ 22,418
ECL coverage	1.03%	1.16%	1.12%
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets And Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts In Core Loan Portfolio	$ 2,862	$ 2,506	$ 2,458
ECL coverage	21.73%	22.02%	22.42%
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Credit Risk Exposure [Line Items]
Financial Assets And Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts In Core Loan Portfolio	$ 3,075
ECL coverage	0.94%
Gross carrying amount | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 657,227	$ 393,560	$ 390,672
Gross carrying amount | Total | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	255,495	159,580	157,091
Gross carrying amount | Total | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	92,953	48,714	46,511
Gross carrying amount | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	348,448	208,294	203,602
Gross carrying amount | Total | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	32,579	13,082	12,356
Gross carrying amount | Total | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	29,909	13,853	14,154
Gross carrying amount | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	62,488	26,936	26,510
Gross carrying amount | Total | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	168,745	128,985	132,313
Gross carrying amount | Total | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,978	1,868	1,869
Gross carrying amount | Total | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	5,074	3,149	3,367
Gross carrying amount | Total | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	9,542
Gross carrying amount | Total | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,170
Gross carrying amount | Total | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	55,139	21,702	20,342
Gross carrying amount | Total | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,643	2,626	2,670
Gross carrying amount | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	246,291	158,330	160,561
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	634,249	374,447	372,588
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	244,955	149,744	147,678
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	88,710	45,177	43,129
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	333,665	194,921	190,807
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	29,090	11,236	10,757
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	27,740	11,811	12,237
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	56,830	23,047	22,994
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	168,611	128,912	132,205
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,510	1,426	1,427
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,937	3,028	3,266
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	9,298
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	3,086
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	54,019	20,785	19,525
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,293	2,329	2,364
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	243,754	156,479	158,787
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	17,719	16,876	15,896
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	9,445	9,102	8,686
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	4,111	3,529	3,372
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	13,556	12,631	12,059
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,320	1,424	1,204
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,313	1,461	1,364
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,634	2,886	2,567
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	413	391	393
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0	20	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	166
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	773	825	748
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	177	123	130
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,529	1,360	1,270
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,602	2,237	2,188
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	806	734	727
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	11	8	9
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	817	742	736
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	544	422	395
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	639	581	553
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,183	1,003	949
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	59	74	108
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	55	52	50
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	118	101	101
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	22
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	174	92	68
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	173	174	176
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	602	$ 492	$ 503
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,658
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	289
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	122
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	410
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,625
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	217
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	1,841
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	75
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	19
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	56
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	84
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	173
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 406
Allowance for expected credit loss | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.22%	0.22%	0.22%
Allowance for expected credit loss | Total | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.07%	0.11%	0.10%
Allowance for expected credit loss | Total | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.07%	0.09%	0.09%
Allowance for expected credit loss | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.07%	0.10%	0.10%
Allowance for expected credit loss | Total | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.28%	1.06%	1.05%
Allowance for expected credit loss | Total | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.05%	1.75%	1.77%
Allowance for expected credit loss | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.17%	1.42%	1.44%
Allowance for expected credit loss | Total | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.02%	0.02%	0.02%
Allowance for expected credit loss | Total | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.99%	2.01%	1.90%
Allowance for expected credit loss | Total | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	2.44%	3.05%	2.85%
Allowance for expected credit loss | Total | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.72%
Allowance for expected credit loss | Total | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.96%
Allowance for expected credit loss | Total | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.21%	0.23%	0.21%
Allowance for expected credit loss | Total | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	2.08%	2.06%	2.21%
Allowance for expected credit loss | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.19%	0.17%	0.16%
Allowance for expected credit loss | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.12%	0.09%	0.08%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.06%	0.09%	0.09%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.07%	0.09%	0.09%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.06%	0.09%	0.09%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.78%	0.29%	0.32%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.38%	0.41%	0.36%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.58%	0.35%	0.34%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.01%	0.01%	0.01%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.97%	0.99%	0.91%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.41%	0.17%	0.18%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.73%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.98%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.15%	0.10%	0.08%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.33%	0.32%	0.33%
Allowance for expected credit loss | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.10%	0.04%	0.04%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.10%	0.04%	0.04%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.02%	0.03%	0.02%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.05%	0.04%	0.04%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.03%	0.03%	0.02%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.71%	0.18%	0.22%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.33%	0.25%	0.22%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.52%	0.22%	0.22%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.01%	0.01%	0.01%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.53%	0.56%	0.46%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.41%	0.18%	0.18%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.72%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.98%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.14%	0.09%	0.07%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.24%	0.26%	0.28%
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.09%	0.03%	0.03%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.99%	1.08%	1.14%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.92%	1.13%	1.23%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.55%	0.69%	0.70%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.80%	1.01%	1.08%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	2.17%	1.15%	1.20%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.57%	1.68%	1.61%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.87%	1.42%	1.42%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.00%	0.00%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	2.55%	2.55%	2.56%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	3.51%	0.11%	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.11%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.47%	0.24%	0.38%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.40%	1.45%	1.24%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.21%	1.01%	1.14%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	23.18%	23.19%	23.98%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	2.91%	3.44%	3.81%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.71%	0.22%	2.32%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	2.88%	3.41%	3.79%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	28.94%	24.24%	23.25%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	31.80%	32.53%	36.64%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	30.49%	29.04%	31.06%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	28.72%	22.86%	15.80%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	38.21%	37.93%	37.79%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	87.69%	90.01%	89.01%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	2.22%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	17.40%	31.17%	37.69%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	27.07%	26.59%	28.70%
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	36.36%	41.09%	40.16%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.05%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.53%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total real estate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.36%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.48%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total corporate lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.26%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.24%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.05%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Ship / aircraft financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.01%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Consumer financing
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.32%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Other loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	1.56%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.00%
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total | Total other lending
Disclosure Of Credit Risk Exposure [Line Items]
ECL coverage	0.78%